UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Premium Dividend Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Premium Dividend Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Preferred Securities 94.15%		$576,519,457

(Cost $599,011,328)

Consumer Discretionary 1.14%		6,947,657

Media 1.14%
Comcast Corp., 7.000% (Z)	42,530	1,073,457
Viacom, Inc., 6.850% (Z)	230,000	5,874,200

Consumer Staples 3.74%		22,887,723

Food & Staples Retailing 2.87%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)(Z)	224,250	17,547,563

Food Products 0.87%
Archer-Daniels-Midland Company, 6.250%	128,000	5,340,160

Energy 5.43%		33,246,226

Oil, Gas & Consumable Fuels 5.43%
Apache Corp., Series D, 6.000%	80,500	5,267,920
Nexen, Inc., 7.350% (Z)	1,112,900	27,978,306

Financials 39.64%		242,759,912

Capital Markets 1.72%
Credit Suisse Guernsey, 7.900% (Z)	174,000	4,635,360
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	488,600	6,840
Morgan Stanley Capital Trust III, 6.250% (Z)	99,900	2,325,672
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	150,200	3,601,796

Commercial Banks 7.58%
HSBC Holdings PLC, Series A, 6.200% (Z)	25,000	593,250
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	234,600	6,564,108
Santander Holdings USA, Inc., Series C, 7.300% (Z)	456,000	11,404,560
Wells Fargo & Company, 8.000% (L)(Z)	1,017,000	27,875,970

Consumer Finance 6.98%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	35,600	830,904
HSBC USA, Inc., 2.858% (L)(Z)	499,700	23,490,897
SLM Corp., Series A, 6.970% (Z)	445,500	18,412,515

Diversified Financial Services 16.36%
Bank of America Corp., 6.375% (L)(Z)	1,160,000	26,018,800
Bank of America Corp., 6.625% (Z)	360,000	8,456,400
Bank of America Corp., 8.200% (Z)	35,000	892,150
Bank of America Corp., Depositary Shares, Series D, 6.204% (L)(Z)	960,000	21,494,400
Bank of America Corp., Series MER, 8.625% (Z)	102,000	2,684,640
Citigroup Capital VII, 7.125%	35,000	872,200
Citigroup Capital VIII, 6.950%	29,800	731,590
Citigroup Capital XII (8.500% to 3-30-15, then 3 month LIBOR +
5.870%) (Z)	291,500	7,666,450
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR +
6.370%)	26,000	694,980
Citigroup, Inc., 8.125%	328,830	8,766,608
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	285,275	6,558,472
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	597,000	15,330,960

1

Premium Dividend Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 5.62%
MetLife, Inc., Series B, 6.500% (L)(Z)	1,057,000	$26,203,030
Principal Financial Group, 6.518%, Series B (6.518% to 6-30-35,
then higher of 10 year Constant Maturity Treasury (CMT), or 30
year CMT or 3 month LIBOR + 2.100%) (Z)	160,000	3,912,000
Prudential PLC, 6.750% (Z)	176,100	4,305,645

Real Estate Investment Trusts 1.32%
Kimco Realty Company, 6.650%, Depositary Shares, Series F (Z)	200,000	4,928,000
Public Storage, Inc., 6.125% (Z)	35,000	849,450
Wachovia Preferred Funding Corp., Series A, 7.250%	90,500	2,309,560

Thrifts & Mortgage Finance 0.06%
Federal Home Loan Mortgage Corp., Series Z (8.375% to 12-31-12,
then higher of 3 month LIBOR + 4.160% or 7.875%) (I)	55,000	89,100
Federal National Mortgage Association, Series S (8.250% to 12-31-
10, then higher of 3 month LIBOR + 4.230% or 7.750%) (I)	159,500	253,605

Industrials 1.46%		8,960,000

Road & Rail 1.46%
AMERCO, Inc., Series A, 8.500% (Z)	350,000	8,960,000

Telecommunication Services 4.58%		28,031,482

Diversified Telecommunication Services 0.00%
Touch America Holdings, Inc., 6.875% (I)	161,778	0

Wireless Telecommunication Services 4.58%
Telephone & Data Systems, Inc., 6.875%	161,250	3,981,263
Telephone & Data Systems, Inc., 6.625% (Z)	280,000	6,874,000
United States Cellular Corp., 7.500% (Z)	679,977	17,176,219

Utilities 38.16%		233,686,457

Electric Utilities 27.16%
Alabama Power Company, 5.200% (L)(Z)	1,178,600	28,875,700
Carolina Power & Light Company, 5.440% (Z)	11,382	1,063,151
Duquesne Light Company, 6.500% (Z)	519,900	25,296,410
Entergy Arkansas, Inc., 6.450% (Z)	350,000	8,684,375
Entergy Mississippi, Inc., 6.250%	667,000	16,404,065
FPC Capital I, Series A, 7.100% (Z)	242,500	6,200,725
HECO Capital Trust III, 6.500% (Z)	181,000	4,563,010
NSTAR Electric Company, 4.780% (Z)	100,000	8,318,750
PPL Electric Utilities Corp., Depositary Shares, 6.250% (L)(Z)	1,000,000	24,850,000
PPL Energy Supply, LLC, 7.000% (Z)	272,500	6,899,700
Southern California Edison Company, 6.125% (L)(Z)	195,000	19,097,813
Southern California Edison Company, Series C, 6.000% (Z)	80,000	7,575,000
Westar Energy, Inc., 6.100% (Z)	333,700	8,502,676

Independent Power Producers & Energy Traders 1.41%
Constellation Energy Group, Inc., Series A, 8.625% (Z)	323,600	8,656,300

Multi-Utilities 9.59%
Baltimore Gas & Electric Company, Series 1993, 6.700% (Z)	20,250	2,026,899
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)	134,000	13,529,819
BGE Capital Trust II, 6.200% (Z)	616,000	15,252,160
Consolidated Edison Company of New York, Inc., Series C, 4.650%	18,265	1,584,489

2

Premium Dividend Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Utilities (continued)

Consolidated Edison Company of New York, Inc., Series D, 4.650%	5,000	$430,155
Interstate Power & Light Company, Series B, 8.375% (Z)	132,800	3,798,080
Interstate Power & Light Company, Series C, 7.100% (Z)	176,600	4,655,176
Pacific Enterprises, 4.360% (L)(Z)	42,400	3,392,000
Pacific Enterprises, 4.750% (Z)	52,285	4,496,510
Union Electric Company, 3.700% (Z)	12,262	737,253
Virginia Electric & Power Company, 6.980% (Z)	45,500	4,699,299
Xcel Energy, Inc., Series B, 4.080% (Z)	8,610	714,630
Xcel Energy, Inc., Series D, 4.110% (Z)	33,691	2,601,282
Xcel Energy, Inc., Series E, 4.160% (Z)	9,410	781,030

	Shares	Value

Common Stocks 51.37%		$314,592,071

(Cost $296,889,265)

Energy 4.19%		25,694,975

Oil, Gas & Consumable Fuels 4.19%
BP PLC, SADR (L)(Z)	100,000	4,747,000
Chevron Corp. (L)(Z)	102,500	9,730,325
Spectra Energy Corp.	170,000	4,459,100
Total SA, SADR	115,000	6,758,550

Industrials 0.43%		2,618,200

Industrial Conglomerates 0.43%
General Electric Company (Z)	130,000	2,618,200

Telecommunication Services 3.92%		24,017,350

Diversified Telecommunication Services 3.92%
AT&T, Inc. (Z)	410,000	11,283,200
Verizon Communications, Inc. (Z)	357,500	12,734,150

Utilities 42.83%		262,261,546

Electric Utilities 12.37%
American Electric Power Company, Inc. (L)(Z)	220,000	7,849,600
Duke Energy Corp. (L)(Z)	355,000	6,347,400
Entergy Corp.	130,000	9,382,100
FirstEnergy Corp.	410,000	16,039,200
Northeast Utilities (L)(Z)	192,500	6,337,100
PNM Resources, Inc. (Z)	500,000	6,515,000
Progress Energy, Inc. (Z)	385,000	17,294,200
Progress Energy, Inc., CVO (I)	337,750	51,338
Southern Company	75,000	2,821,500
UIL Holding Corp.	103,500	3,124,665

Gas Utilities 0.83%
Atmos Energy Corp. (L)(Z)	110,000	3,586,000
ONEOK, Inc.	25,000	1,472,250

Multi-Utilities 29.63%
Alliant Energy Corp. (Z)	447,520	16,629,843
Ameren Corp. (L)(Z)	80,000	2,269,600
Black Hills Corp. (L)(Z)	95,000	2,945,950
CH Energy Group, Inc. (Z)	600,000	29,166,000

3

Premium Dividend Fund
As of 01-31-11 (Unaudited)

			Shares	Value

Utilities (continued)

Consolidated Edison, Inc. (L)(Z)			60,000	$2,994,600
Dominion Resources, Inc. (L)(Z)			195,000	8,490,300
DTE Energy Company (L)(Z)			410,000	18,966,600
Integrys Energy Group, Inc. (L)(Z)			240,000	11,421,600
National Grid PLC, SADR			135,000	6,080,400
NiSource, Inc. (Z)			490,000	9,123,800
NSTAR (Z)			545,000	23,642,100
OGE Energy Corp. (Z)			255,000	11,701,950
Public Service Enterprise Group, Inc.			120,000	3,891,600
TECO Energy, Inc. (L)(Z)			570,000	10,493,700
Vectren Corp. (L)(Z)			220,000	5,827,800
Xcel Energy, Inc. (Z)			755,000	17,795,350

Short-Term Investments 0.43%				$2,642,000

(Cost $2,642,000)

Repurchase Agreement 0.06%				342,000

Repurchase Agreement with State Street Corp. dated 1-31-11 at
0.010% to be repurchased at $342,000 on 2-1-11, collateralized by
$315,000 Federal National Mortgage Association, 4.375% due
10-15-15 (valued at $350,831 including interest)			342,000	342,000

	Yield*	Maturity Date	Par value	Value

Short-Term Securities 0.37%				2,300,000

Chevron Corp.	0.120%	02-02-11	2,300,000	2,300,000

Total investments (Cost $898,542,593)† 145.95%				$893,753,528

Other assets and liabilities, net (45.95%)				($281,364,766)

Total net assets 100.00%				$612,388,762

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-11. Total value of securities on loan at 1-31-11 was $222,344,383.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 1-31-11 was $692,969,288.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $901,464,466. Net unrealized depreciation aggregated $7,710,938, of which $55,348,037 related to appreciated investment securities and $63,058,975 related to depreciated investment securities.

4

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 1-31-11	Price	Inputs	Inputs

Preferred Securities
Consumer Discretionary	$6,947,657	$6,947,657	-	-
Consumer Staples	22,887,723	5,340,160	$17,547,563	-
Energy	33,246,226	33,246,226	-	-
Financials	242,759,912	242,759,912	-	-
Industrials	8,960,000	8,960,000	-	-
Telecommunication Services	28,031,482	28,031,482	-	-
Utilities	233,686,457	125,823,468	107,862,989	-
Common Stocks
Energy	25,694,975	25,694,975	-	-
Industrials	2,618,200	2,618,200	-	-
Telecommunication Services	24,017,350	24,017,350	-	-
Utilities	262,261,546	262,261,546	-	-
Short-Term Investments	2,642,000	-	2,642,000	-

Total Investments in Securities	$893,753,528	$765,700,976	$128,052,552	-

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

5

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Premium Dividend Fund.

P20Q1 1/11
3/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: March 18, 2011